Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
Property and equipment, net

Note 8 — Property and equipment, net

Property and equipment, net, consist of the following:

	As of December 31,
	2023	2022

Computer equipment	$414,230	$380,055
Office equipment, fixtures and furniture	1,997,452	2,033,617
Automobiles	184,308	189,325
Buildings	4,580,571	4,715,189
Construction in Progress	618,661	-
Subtotal	7,795,222	7,318,186
Less: accumulated depreciation	(1,892,273)	(1,484,268)
Property and equipment, net	$5,902,949	$5,833,918

Depreciation expense for the years ended December 31, 2023, 2022 and 2021 amounted to $453,628, $359,344 and $324,367, respectively. As of December 31, 2023, buildings with net book value amounted to $3,932,666 were pledged for obtaining various of loans (See Note 11).

The Company capitalized development costs related to its core supporting modules of the global trade applications and solutions incurred during the application development stage.